Retirement Plans - Summary of Fair Values of Pension Plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	$ 329,078	$ 278,991
Annuitization Benefit [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	1,620	1,681
Corporate Bond [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	50,199	51,009
Partnership [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	9,010	6,330
Equity securities - U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	175,293	143,215
Equity securities - Non-U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	16,866	29,153
Equity Funds International [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	15,711
Equity funds - United States [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	12,454
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	9,994	10,827
US States and Political Subdivisions Debt Securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	10,487	10,117
Long Or Short Biased Hedge Fund [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	11,147	9,937
International region hedge funds [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	10,958	10,395
Mortgage-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	5,176	6,139
Other asset-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total fair value of plan assets	$ 163	$ 188